OTHER RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER RECEIVABLES AND PREPAID EXPENSES [Abstract]
OTHER RECEIVABLES AND PREPAID EXPENSES	NOTE 4:- OTHER RECEIVABLES AND PREPAID EXPENSES
	December 31,
	2011	2012

Government authorities	$5,555	3,661
Prepaid expenses	471	1,079
Deferred tax asset, net	258	360
Other	175	324

	$6,459	5,424